Shareholder Report, Line Graph (Details) - USD ($)						2 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended			14 Months Ended	15 Months Ended	19 Months Ended	24 Months Ended	26 Months Ended	31 Months Ended	36 Months Ended	38 Months Ended	43 Months Ended	48 Months Ended	50 Months Ended	55 Months Ended	60 Months Ended	62 Months Ended	67 Months Ended	72 Months Ended	74 Months Ended	79 Months Ended	84 Months Ended	91 Months Ended	96 Months Ended	103 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 24, 2024	Oct. 30, 2019	May 31, 2017	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2017	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
C000082487 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R Shares
Accumulated Value					$ 10,000								$ 10,674				$ 12,506			$ 11,766			$ 14,289			$ 16,087			$ 17,846			$ 14,954		$ 17,175		$ 18,854	$ 21,337
C000051481 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value					10,000								10,742				12,671			12,003			14,676			16,636			18,583			15,679		18,125		20,044	22,834
C000088835 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor C Shares (with sales charge)
Accumulated Value					10,000								10,612				12,360			11,553			13,951			15,625			17,233			14,369		16,396		18,054	20,449
C000011997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares (with sales charge)
Accumulated Value					9,475								10,132				11,897			11,220			13,657			15,403			17,118			14,382		16,535		18,207	20,622
C000011998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value					10,000								10,724				12,619			11,927			14,560			16,459			18,345			15,440		17,814		19,646	22,318
C000012000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value					10,000								10,797				13,112			12,130			15,250			17,382			20,170			16,724		19,939		22,717	26,551
C000011999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares (with sales charge)
Accumulated Value					9,475								10,204				12,365			11,412			14,298			16,260			18,835			15,574		18,518		21,041	24,549
C000088838 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor C Shares (with sales charge)
Accumulated Value					10,000								10,682				12,841			11,753			14,615			16,486			18,953			15,554		18,354		20,855	24,332
C000051482 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value					10,000								10,819				13,163			12,200			15,367			17,554			20,430			16,977		20,296		23,178	27,171
C000082488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R Shares
Accumulated Value					10,000								10,750				12,992			11,963			14,966			16,980			19,621			16,191		19,215		21,797	25,373
C000082489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R Shares
Accumulated Value					10,000								10,559				11,732			11,249			13,076			14,699			15,641			13,255		14,813		15,998	17,839
C000051483 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value					10,000								10,620				11,880			11,468			13,425			15,193			16,272			13,889		15,641		17,004	19,085
C000088841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor C Shares (with sales charge)
Accumulated Value					10,000								10,497				11,596			11,054			12,772			14,269			15,101			12,723		14,151		15,300	17,096
C000012001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares (with sales charge)
Accumulated Value					9,475								10,012				11,153			10,715			12,489			14,058			14,987			12,727		14,254		15,412	17,221
C000012002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value					10,000								10,591				11,828			11,392			13,319			15,026			16,061			13,675		15,352		16,642	18,640
C000063261 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value					10,000								10,819				13,292			12,186			15,410			17,691			20,902			16,992		20,733		24,145	28,987
C000063260 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares (with sales charge)
Accumulated Value					9,475								10,229				12,528			11,462			14,455			16,551			19,510			15,822		19,254		22,362	26,788
C000088844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor C Shares (with sales charge)
Accumulated Value					10,000								10,708				13,013			11,810			14,774			16,783			19,636			15,806		19,091		22,172	26,560
C000063262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value					10,000								10,843				13,345			12,262			15,533			17,873			21,170			17,260		21,105		24,638	29,656
C000082490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R Shares
Accumulated Value					10,000								10,775				13,171			12,021			15,136			17,290			20,343			16,468		19,994		23,179	27,705
C000089952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R Shares
Accumulated Value					10,000								10,710				12,753			11,876			14,625			16,575			18,761			15,588		18,188		20,246	23,235
C000089956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value					10,000								10,782				12,913			12,108			15,005			17,127			19,518			16,333		19,197		21,513	24,862
C000089954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor C Shares (with sales charge)
Accumulated Value					10,000								10,642				12,601			11,660			14,276			16,086			18,106			14,959		17,371		19,363	22,275
C000089953 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares (with sales charge)
Accumulated Value					9,475								10,174				12,136			11,324			13,970			15,863			17,998			14,976		17,522		19,531	22,469
C000089955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value					10,000								10,761				12,861			12,036			14,883			16,951			19,271			16,080		18,854		21,076	24,296
C000089959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value					10,000								10,814				13,225			12,143			15,346			17,543			20,632			16,985		20,548		23,735	28,119
C000089957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares (with sales charge)
Accumulated Value					9,475								10,223				12,478			11,424			14,400			16,420			19,265			15,819		19,097		22,010	25,999
C000089958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor C Shares (with sales charge)
Accumulated Value					10,000								10,704				12,962			11,778			14,731			16,671			19,405			15,813		18,947		21,835	25,794
C000089960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value					10,000								10,838				13,284			12,223			15,483			17,733			20,912			17,265		20,929		24,247	28,782
C000089961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R Shares
Accumulated Value					10,000								10,764				13,111			11,980			15,075			17,145			20,076			16,457		19,819		22,798	26,872
C000089966 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R Shares
Accumulated Value					10,000								10,774				13,139			11,974			15,075			17,330			20,420			16,521		20,090		23,404	28,176
C000089965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value					10,000								10,842				13,313			12,219			15,488			17,918			21,272			17,339		21,220		24,904	30,186
C000089963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor C Shares (with sales charge)
Accumulated Value					10,000								10,705				12,987			11,764			14,725			16,833			19,727			15,875		19,198		22,416	27,028
C000089962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares (with sales charge)
Accumulated Value					9,475								10,223				12,496			11,418			14,401			16,586			19,593			15,889		19,349		22,592	27,241
C000089964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value					10,000								10,820				13,263			12,145			15,361			17,736			21,005			17,067		20,852		24,390	29,492
C000187070 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value				$ 10,000					$ 11,171							$ 10,205			$ 12,907			$ 14,757			$ 17,435			$ 14,186			$ 17,349		$ 20,310		$ 24,592
C000187068 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares (with sales charge)
Accumulated Value				9,475					10,570							9,630			12,153			13,857			16,334			13,250			16,163		18,881		22,806
C000187069 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor C Shares (with sales charge)
Accumulated Value				10,000					11,107							10,040			12,559			14,212			16,626			13,386			16,210		18,788		22,637
C000187072 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value				10,000					11,182							10,237			12,975			14,872			17,613			14,353			17,600		20,655		25,078
C000187071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R Shares
Accumulated Value				10,000					11,140							10,132			12,758			14,524			17,084			13,830			16,844		19,625		23,653
C000213847 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R Shares
Accumulated Value			$ 10,000			$ 10,528								$ 11,946				$ 14,080			$ 11,415			$ 13,907			$ 16,141			$ 19,440
C000213844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value			10,000			10,549								12,042				14,296			11,671			14,325			16,723			20,299
C000213843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor C Shares (with sales charge)
Accumulated Value			10,000			10,518								11,867				13,920			11,222			13,599			15,689			18,789
C000213845 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares (with sales charge)
Accumulated Value			9,475			9,979								11,346				13,403			10,895			13,291			15,456			18,649
C000213846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value			10,000			10,536								12,010				14,223			11,585			14,178			16,518			19,991
C000251825 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	$ 10,030	$ 10,000					$ 9,865	$ 9,734		$ 10,840		$ 11,644			$ 11,935
C000251826 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor A Shares (with sales charge)
Accumulated Value	9,503	9,475					9,341	9,217		10,245		11,006			11,277
C000251827 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Investor C Shares (with sales charge)
Accumulated Value	10,030	10,000					9,839	9,688		10,751		11,532			11,790
C000251828 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class K Shares
Accumulated Value	10,030	10,000					9,871	9,751		10,858		11,682			11,970
C000251824 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Class R Shares
Accumulated Value	10,030	10,000					9,853	9,712		10,797		11,599			11,868
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000® Index
Accumulated Value	10,048	10,000	10,000	10,000	10,000	10,642	10,324	9,860	11,214	10,955		11,831	11,205	12,873	12,116	10,677	13,636	16,279	14,033	12,983	13,165	16,975	17,063	16,658	21,465	20,640	20,741	17,360	26,101	24,343	21,965	21,108	27,349	26,708	32,098	33,255	39,030
Bloomberg U S Aggregate Bond C000082489 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000051483 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000012002 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000088841 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000012001 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
LifePath Dynamic 2030 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath Dynamic 2030 Fund Custom Benchmark
Accumulated Value					10,000								10,762				12,443			11,746			14,231			16,079			17,926			15,000		17,185		18,779	21,470
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,967	10,000	10,000	10,000	10,000	10,041	9,662	9,931	10,114	10,051		10,255	10,265	10,795	10,368	10,115	10,628	10,629	10,997	10,630	9,246	11,822	11,556	9,757	11,640	12,424	9,879	10,125	12,232	10,600	10,685	10,641	10,819	11,229	11,609	11,369	12,199
LifePath Dynamic 2040 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath Dynamic 2040 Fund Custom Benchmark
Accumulated Value					10,000								10,843				12,917			11,997			14,998			17,115			19,854			16,359		19,383		21,853	25,715
Russell 1000 C000082489 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000® Index
Russell 1000 C000051483 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000® Index
Russell 1000 C000012002 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000® Index
Russell 1000 C000088841 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000® Index
Russell 1000 C000012001 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000® Index
LifePath Dynamic Retirement Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath Dynamic Retirement Fund Custom Benchmark
Accumulated Value					10,000								10,615				11,678			11,275			13,086			14,656			15,692			13,327		14,854		15,922	17,942
LifePath Dynamic 2050 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath Dynamic 2050 Fund Custom Benchmark
Accumulated Value					10,000								10,872				13,109			12,058			15,298			17,606			20,884			17,055		20,680		23,927	28,888
LifePath Dynamic 2035 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath Dynamic 2035 Fund Custom Benchmark
Accumulated Value					10,000								10,806				12,693			11,881			14,634			16,628			18,932			15,718		18,320		20,341	23,612
LifePath Dynamic 2045 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath Dynamic 2045 Fund Custom Benchmark
Accumulated Value					10,000								10,865				13,058			12,046			15,218			17,456			20,549			16,833		20,239		23,149	27,582
LifePath Dynamic 2055 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath Dynamic 2055 Fund Custom Benchmark
Accumulated Value					$ 10,000								$ 10,872				$ 13,109			$ 12,052			$ 15,300			$ 17,623			$ 20,937			$ 17,085		$ 20,771		$ 24,164	$ 29,380
LifePath Dynamic 2060 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath Dynamic 2060 Fund Custom Benchmark
Accumulated Value				$ 10,000					$ 11,091							$ 10,197			$ 12,945			$ 14,910			$ 17,713			$ 14,454			$ 17,573		$ 20,450		$ 24,896
LifePath Dynamic 2065 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath Dynamic 2065 Fund Custom Benchmark
Accumulated Value			$ 10,000			$ 10,569								$ 12,173				$ 14,460			$ 11,799			$ 14,346			$ 16,694			$ 20,323
LifePath Dynamic 2070 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											LifePath Dynamic 2070 Fund Custom Benchmark
Accumulated Value	$ 10,083	$ 10,000					$ 9,955	$ 9,807		$ 10,906		$ 11,740			$ 12,120